Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Depreciation	$ 235
Research And Development Cost	$ 185,653	$ 29,185	$ 375,032	$ 57,718
Antidilutive Excluded From Computation Of Earnings Per Share, Shares	12,660,000
Allowance for doubtful accounts			0	0
Cash equivalents			0	0
Uncertain tax positions			0	0
Loss on impairment			$ 0	$ 0
Warrant [Member]
Antidilutive Excluded From Computation Of Earnings Per Share, Shares			12,596,000	1,363,350